Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
ACL	$ 11	$ 13